Financial Instruments - Fair Value of Assets and Liabilities Measured On Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Interest rate swaps	$ (22,499)	$ (47,028)
Marketable Securities	1,664	2,534	2,500
Bunker swaps	105	1,755
Total	(20,730)	(42,739)
Significant Other Observable Inputs Assets / (Liabilities) (Level 2) [Member]
Interest rate swaps	(22,499)	(47,028)
Marketable Securities	1,664	2,534
Bunker swaps	105	1,755
Total	$ (20,730)	$ (42,739)